Notes Payable and Other Debt (Debt Covenant Compliance) (Details)	3 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Long-term LOC		$ 0
Minimum Fixed Charge Coverage Ratio, required	1.1
Minimum Fixed Charge Coverage Ratio, achieved	0.3
Debt Instrument, Financial Covenant Required, Fixed Charge Coverage Ratio, Future Requirement	1.1
Minimum Operator Occupancy, required (percentage)	75.00%
Minimum Operator Occupancy, achieved (in percentage)	70.00%
Debt Instrument, Financial Covenant Required, Minimum Operator Occupancy, Future Requirement	75.00%
Minimum Operator EBITDAR, required	$ 563,000
Minimum Operator EBITDAR, achieved	477,000
Debt Instrument, Financial Covenant Required, Minimum EBITDAR, Future Requirement	642,000
Congressional Bank | Line of Credit
Debt Instrument [Line Items]
Long-term LOC	$ 4,401,000